UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Small-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Value Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Airlines — 1.5%
Spirit Airlines, Inc.(1)	33,705	$1,113,950

		$1,113,950

Auto Components — 1.5%
Dana Holding Corp.	51,470	$1,124,620

		$1,124,620

Beverages — 1.0%
Cott Corp.	92,612	$775,162

		$775,162

Building Products — 4.1%
A.O. Smith Corp.	75,284	$3,110,735

		$3,110,735

Chemicals — 4.7%
Calgon Carbon Corp.(1)	33,455	$599,848
Innophos Holdings, Inc.	24,169	1,204,583
RPM International, Inc.	50,164	1,767,780

		$3,572,211

Commercial Banks — 17.1%
1st Source Corp.	28,957	$789,947
Bancorp, Inc. (The)(1)	72,845	1,092,675
Bank of Marin Bancorp	18,306	771,598
Cardinal Financial Corp.	101,240	1,656,287
Center Bancorp, Inc.	26,744	403,032
ConnectOne Bancorp, Inc.(1)	35,940	1,145,048
Eagle Bancorp, Inc.(1)	68,727	1,805,458
First Financial Holdings, Inc.	13,898	770,679
German American Bancorp, Inc.	15,552	430,324
Prosperity Bancshares, Inc.	41,650	2,458,183
Texas Capital Bancshares, Inc.(1)	15,138	688,628
Umpqua Holdings Corp.	54,180	912,391

		$12,924,250

Construction & Engineering — 4.4%
EMCOR Group, Inc.	40,729	$1,681,293
MasTec, Inc.(1)	51,113	1,686,729

		$3,368,022

Containers & Packaging — 2.8%
AptarGroup, Inc.	36,465	$2,129,191

		$2,129,191

Distributors — 0.9%
Core-Mark Holding Co., Inc.	11,401	$714,273

		$714,273

Electric Utilities — 5.4%
Cleco Corp.	34,244	$1,661,176
Portland General Electric Co.	76,404	2,422,007

		$4,083,183

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.3%
Itron, Inc.(1)	22,578	$973,563

		$973,563

Energy Equipment & Services — 2.6%
Hornbeck Offshore Services, Inc.(1)	36,662	$1,941,253

		$1,941,253

Food Products — 3.5%
Darling International, Inc.(1)	56,719	$1,151,396
Inventure Foods, Inc.(1)	87,378	775,043
Lancaster Colony Corp.	8,647	717,960

		$2,644,399

Health Care Equipment & Supplies — 5.4%
Teleflex, Inc.	22,963	$1,823,951
West Pharmaceutical Services, Inc.	30,967	2,284,126

		$4,108,077

Insurance — 7.4%
Aspen Insurance Holdings, Ltd.	19,922	$746,876
Horace Mann Educators Corp.	28,901	819,054
ProAssurance Corp.	26,731	1,430,911
Protective Life Corp.	27,791	1,204,184
Tower Group, Inc.	65,343	1,429,051

		$5,630,076

IT Services — 1.7%
MAXIMUS, Inc.	34,526	$1,298,523

		$1,298,523

Machinery — 5.8%
Barnes Group, Inc.	55,952	$1,846,416
Crane Co.	23,147	1,409,652
EnPro Industries, Inc.(1)	20,106	1,142,624

		$4,398,692

Media — 0.5%
Madison Square Garden Co. (The)(1)	6,128	$361,368

		$361,368

Oil, Gas & Consumable Fuels — 3.9%
Stone Energy Corp.(1)	70,716	$1,722,642
VAALCO Energy, Inc.(1)	198,786	1,232,473

		$2,955,115

Real Estate Investment Trusts (REITs) — 0.9%
LaSalle Hotel Properties	25,651	$691,038

		$691,038

Road & Rail — 2.6%
Old Dominion Freight Line, Inc.(1)	45,240	$1,976,083

		$1,976,083

Semiconductors & Semiconductor Equipment — 4.4%
Entegris, Inc.(1)	160,637	$1,530,871
OmniVision Technologies, Inc.(1)	25,121	408,467
Photronics, Inc.(1)	185,563	1,419,557

		$3,358,895

Software — 1.0%
Nice Systems, Ltd. ADR	19,619	$759,452

		$759,452

Security	Shares	Value
Specialty Retail — 3.3%
Children’s Place Retail Stores, Inc. (The)(1)	25,163	$1,359,808
CST Brands, Inc.(1)	34,360	1,120,480

		$2,480,288

Textiles, Apparel & Luxury Goods — 4.6%
Hanesbrands, Inc.	27,581	$1,750,290
Iconix Brand Group, Inc.(1)	52,040	1,708,994

		$3,459,284

Thrifts & Mortgage Finance — 2.7%
Capitol Federal Financial, Inc.	75,509	$952,169
First Defiance Financial Corp.	40,041	1,057,082

		$2,009,251

Wireless Telecommunication Services — 1.0%
NII Holdings, Inc.(1)	110,006	$789,843

		$789,843

Total Common Stocks (identified cost $48,652,449)		$72,750,797

Short-Term Investments — 4.1%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/13	$3,063	$3,062,909

Total Short-Term Investments (identified cost $3,062,909)		$3,062,909

Total Investments — 100.1% (identified cost $51,715,358)		$75,813,706

Other Assets, Less Liabilities — (0.1)%		$(60,907)

Net Assets — 100.0%		$75,752,799

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,875,725

Gross unrealized appreciation	$24,170,052
Gross unrealized depreciation	(232,071)

Net unrealized appreciation	$23,937,981

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$72,750,797	*	$—	$—	$72,750,797
Short-Term Investments	—		3,062,909	—	3,062,909
Total Investments	$72,750,797		$3,062,909	$—	$75,813,706

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013